UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21052

Name of Fund: BlackRock California Municipal Bond Trust (BZA)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock California Municipal Bond Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2008

Date of reporting period: 09/01/2008 – 11/30/2008

Item 1 – Schedule of Investments

BlackRock California Municipal Bond Trust
Schedule of Investments November 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
California - 147.1%	California Educational Facilities Authority Revenue Bonds (Stanford
	University), Series Q, 5.25%, 12/01/32	$4,000	$4,010,120
	California Educational Facilities Authority Revenue Bonds (University
	of San Diego), Series A, 5.25%, 10/01/30	4,000	3,733,840
	California Infrastructure and Economic Development Bank Revenue
	Bonds (J. David Gladstone Institute Project), 5.25%,
	10/01/34	3,750	3,208,125
	California M/F Housing Revenue Bonds (San Lucas Apartments),
	AIG SunAmerica, Inc., Pass-Through Certificates of Beneficial
	Ownership, AMT, Series 5, 5.95%, 11/01/34	2,120	1,784,616
	California Pollution Control Financing Authority, Solid Waste
	Disposal Revenue Bonds (Waste Management, Inc. Project), AMT,
	Series C, 5.125%, 11/01/23	1,530	1,090,645
	California Pollution Control Financing Authority, Solid Waste
	Disposal Revenue Refunding Bonds (Republic Services, Inc.
	Project), AMT, Series C, 5.25%, 6/01/23	500	381,560
	California Statewide Communities Development Authority Revenue
	Bonds (Catholic Healthcare West), Series E, 5.50%,
	7/01/31	1,250	1,012,100
	California Statewide Communities Development Authority Revenue
	Bonds (Daughters of Charity National Health System), Series A,
	5.25%, 7/01/30	1,500	992,175
	California Statewide Communities Development Authority Revenue
	Bonds (Kaiser Permanente), Series A, 5.50%, 11/01/32	5,000	4,315,800
	California Statewide Communities Development Authority Revenue
	Bonds (Sutter Health), Series B, 5.625%, 8/15/42	3,250	2,784,698
	Chino Basin, California, Desalter Authority, Revenue Refunding
	Bonds, Series A, 5%, 6/01/35 (a)	2,000	1,614,560
	Chino Basin, California, Regional Financing Authority, Revenue
	Refunding Bonds (Inland Empire Utility Agency), Series A, 5%,
	11/01/33 (b)	1,000	874,970
	Chula Vista, California, IDR (San Diego Gas and Electric Company),
	AMT, Series B, 5%, 12/01/27	1,175	880,921
	Eastern Municipal Water District, California, Water and Sewer,
	COP, Series H, 5%, 7/01/33	1,545	1,378,495
	Foothill/Eastern Corridor Agency, California, Toll Road Revenue
	Refunding Bonds, 5.75%, 1/15/40	3,845	3,068,810
	Golden State Tobacco Securitization Corporation of California,
	Tobacco Settlement Revenue Bonds, Series A-1, 6.625%,
	6/01/13 (c)	2,000	2,288,160

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the list below.

AMT	Alternative Minimum Tax (subject to)	IDR	Industrial Development Revenue Bonds
COP	Certificates of Participation	M/F	Multi-Family
GO	General Obligation Bonds	VRDN	Variable Rate Demand Notes

BlackRock California Municipal Bond Trust
Schedule of Investments November 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
	Par
Municipal Bonds	(000)	Value
Kaweah Delta Health Care District, California, Revenue Refunding
Bonds, 6%, 8/01/12 (c)	$1,745	$2,008,460
Lathrop, California, Financing Authority Revenue Bonds (Water
Supply Project), 5.90%, 6/01/27	655	512,268
Lathrop, California, Financing Authority Revenue Bonds (Water
Supply Project), 6%, 6/01/35	1,180	862,474
Live Oak Unified School District, California, GO (Election of 2004),
Series B, 5.57%, 8/01/18 (c)(d)(e)	905	262,830
Live Oak Unified School District, California, GO (Election of 2004),
Series B, 5.58%, 8/01/18 (c)(d)(e)	945	259,365
Live Oak Unified School District, California, GO (Election of 2004),
Series B, 5.53%, 8/01/29 (d)(e)	705	201,108
Live Oak Unified School District, California, GO (Election of 2004),
Series B, 5.38%, 8/01/30 (d)(e)	795	208,552
Live Oak Unified School District, California, GO (Election of 2004),
Series B, 5.55%, 8/01/31 (d)(e)	830	201,126
Live Oak Unified School District, California, GO (Election of 2004),
Series B, 5.56%, 8/01/32 (d)(e)	865	195,334
Los Angeles, California, Regional Airports Improvement Corporation,
Lease Revenue Bonds (American Airlines, Inc.), AMT, Series B, 7.50%,
12/01/24	1,000	723,300
Los Angeles County, California, Metropolitan Transportation
Authority, Sales Tax Revenue Refunding Bonds, Proposition C, VRDN,
Second Senior Series A, 7%, 7/01/20 (f)(g)(h)	2,000	2,000,000
Modesto, California, Irrigation District, COP, Series B, 5.50%,
7/01/35	750	658,193
Orange County, California, Community Facilities District, Special
Tax Bonds (Number 01-1 Ladera Ranch), Series A, 6%,
8/15/10 (c)	2,400	2,594,280
Palm Springs, California, Mobile Home Park Revenue Bonds (Sahara
Mobile Home Park), Series A, 5.75%, 5/15/37	2,000	1,533,820
Pasadena, California, COP, Refunding, Series C, 5%, 2/01/33	1,200	1,067,376
Pittsburg, California, Redevelopment Agency, Tax Allocation
Refunding Bonds (Los Medanos Community Development Project),
Series A, 6.50%, 9/01/28	1,000	929,640
San Francisco, California, City and County Airport Commission,
International Airport Revenue Refunding Bonds, AMT, 2nd Series,
6.75%, 5/01/19	950	967,594
San Francisco, California, City and County Redevelopment Agency,
Community Facilities District Number 1, Special Tax Bonds (Mission
Bay South Public Improvements Project), 6.25%,
8/01/33	2,500	1,926,900
Santa Ana, California, Unified School District, COP (Financing
Program), 5.75%, 4/01/29 (e)(i)	15,000	4,512,300

BlackRock California Municipal Bond Trust
Schedule of Investments November 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
	Santa Maria, California, M/F Housing Revenue Bonds (Westgate
	Courtyards Apartments), AIG SunAmerica, Inc., Pass-Through
	Certificates of Beneficial Ownership, AMT, Series 3, 5.80%,
	11/01/34	$2,280	$2,049,924
	Stockton, California, Unified School District, GO (Election of
	2005), 5%, 8/01/31 (i)	2,000	1,842,000
	Torrance, California, Hospital Revenue Refunding Bonds (Torrance
	Memorial Medical Center), Series A, 5.50%, 6/01/31	1,500	1,258,755
	Val Verde, California, Unified School District, GO (Election of
	2008), Series A, 5.50%, 8/01/33	1,615	1,505,665
			61,700,859
Multi-State - 9.2%	Charter Mac Equity Issuer Trust, 7.20%, 10/31/52 (j)(k)	3,500	3,845,765
	Total Municipal Bonds - 156.3%		65,546,624
	Municipal Bonds Transferred to Tender Option Bond Trusts (l)
California - 6.5%	Santa Clara County, California, Financing Authority, Lease
	Revenue Refunding Bonds, Series L, 5.25%, 5/15/36	2,999	2,748,887
	Total Municipal Bonds Transferred to
	Tender Option Bond Trusts - 6.5%		2,748,887
	Total Long-Term Investments (Cost - $75,148,412) - 162.8%		68,295,511
	Short-Term Securities	Shares
	CMA California Municipal Money Fund, 0.51% (m)(n)	2,846,217	2,846,217
	Total Short-Term Securities
	(Cost - $2,846,217) - 6.8%		2,846,217
	Total Investments (Cost - $77,994,629*) - 169.6%		71,141,728
	Other Assets Less Liabilities - 1.9%		815,542
	Liability for Trust Certificates, Including Interest Expense
	and Fees Payable - (4.8)%		(2,020,016)
	Preferred Shares, at Redemption Value - (66.7)%		(27,983,418)
	Net Assets Applicable to Common Shares - 100.0%		$41,953,836

* The cost and unrealized appreciation (depreciation) of investments as of November 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$75,820,399
Gross unrealized appreciation	$1,533,575
Gross unrealized depreciation	(8,211,093)
Net unrealized depreciation	$(6,677,518)

(a)	Assured Guaranty Insured.
(b)	AMBAC Insured.
(c)	U.S. government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	XL Capital Insured.
(e)	Represents a zero-coupon bond. Rate shown reflects the effective yield at the time of purchase.
(f)	MBIA Insured.
(g)	Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.
(h)	Security may have a maturity of more than one year at time of issuance, but has variable rate demand features that qualify it as a short-term security.

BlackRock California Municipal Bond Trust
Schedule of Investments November 30, 2008 (Unaudited)

(i)	FSA Insured.
(j)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(k)	Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.
(l)	Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction. (m) Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Affiliate	Net Activity	Income
	CMA California Municipal Money Fund	712,112	$12,118
(n)	Represents the current yield as of report date.

BlackRock California Municipal Bond Trust
Schedule of Investments November 30, 2008 (Unaudited)

•	Effective September 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

	•	Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

	•	Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and other significant accounting policies, please refer to the Trust's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of November 30, 2008 in determining the fair valuation of the Trust's investments:

Valuation	Investments in
Inputs	Securities
Level 1	$2,846,217
Level 2	68,295,511
Level 3	-
Total	$71,141,728

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock California Municipal Bond Trust

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock California Municipal Bond Trust

Date:	January 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock California Municipal Bond Trust

Date:	January 20, 2009

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock California Municipal Bond Trust

Date:	January 20, 2009